Fair value measurement	12 Months Ended
Dec. 31, 2021
Fair value measurement
Fair value measurement
5. Fair value measurement
As of December 31, 2020 and 2021, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(RMB in millions)
Assets:
Restricted cash	4,434	—	4,434	—
Short-term investments
Wealth management products	24,294	—	24,294	—
Investment securities
Listed equity securities	39,085	39,085	—	—

Total assets	67,813	39,085	28,728	—

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(RMB in millions)
Assets:
Restricted cash	5,926	—	5,926	—
Short-term investments
Wealth management products	77,010	—	77,010	—
Investment securities
Listed equity securities	19,088	19,088	—	—

Total assets	102,024	19,088	82,936	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.
Cash equivalents
Money market funds. The Group values its money market funds using quoted prices in active markets for these investments, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.
Restricted cash
Restricted cash is valued based on the pervasive interest rates in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Short-term investments
Wealth management products. The Group elected the fair value option to record wealth management products with variable interest rates and deposits indexed to foreign exchange with maturities less than one year and accounted them at fair value since 2021. The Group values its wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. For the year ended December 31, 2021, a gain of RMB1,514 million resulting from changes in fair value of the products under fair value option was recorded in others, net.
As of December 31, 2020 and 2021, gross unrealized gains of RMB11,000 and RMB474 million were recorded on wealth management products, respectively. No impairment charges were recorded for the years ended December 31, 2019, 2020 and 2021, respectively.
Investment securities
Listed equity securities. The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.
For the years ended December 31, 2019, 2020 and 2021, the unrealized gains/(losses
) of the investment securities
were
a gain of RMB3,414 million, a gain of RMB18,722 million and a loss of RMB9,344 million, respectively, which are recognized in others, net in the consolidated statements of operations and comprehensive income/(loss).
The material investment securities are set out as below:
In 2017, the Group invested in China United Network Communications Limited (“China Unicom”) with a total consideration of RMB5,000 million. For the years ended December 31, 2019, 2020 and 2021, the unrealized gain/(loss) related to the investment in China Unicom was a gain of RMB527 million, a loss of RMB1,047 million and a loss of RMB388 million, respectively.
In 2017, the Group invested in Vipshop Holdings Ltd. (“Vipshop”) with a total consideration of RMB2,795 million. In 2018 and 2019, the Group purchased additional shares with a total amount of RMB1,122 million. For the years ended December 31, 2019, 2020 and 2021, the unrealized gain/(loss) related to the investment in Vipshop was a gain of RMB3,082 million, a gain of RMB4,272 million and a loss of RMB6,560 million, respectively.
In 2017, 2018 and 2020, the Group invested in Farfetch.com Limited (“Farfetch”) with a total consideration of RMB2,975 million. In 2020, the Group sold approximately 44.2% of its investment in Farfetch. For the years ended December 31, 2019 and 2020, the unrealized gain/(loss) related to the investment in Farfetch was a loss of RMB2,091 million and a gain of RMB8,427 million, respectively. In 2021, the Group further sold its remaining investment in Farfetch.

The realized gain over the entire period of holding this investment is RMB13,308 million.
In 2018, the Group invested in ESR Cayman Limited (“ESR”) with a total consideration of RMB1,952 million, and this investment was accounted for as equity investment measured at fair value using the Measurement Alternative as of December 31, 2018. On November 1, 2019, ESR completed its IPO on the HKEX. Concurrently with ESR’s IPO, the Group sold approximately 3.4% of its investment in ESR and started to account for the remaining investment at fair value. In 2020, the Group further sold approximately 8.0% of its remaining investment in ESR. For the years ended December 31, 2019, 2020 and 2021, the unrealized gain/(loss) related to the investment in ESR was a gain of RMB1,777 million, a gain of RMB1,632 million and a loss of RMB396 million, respectively.

Other financial instruments
The followings are other material financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.
Time deposits. Time deposits with original maturities of three months or less and longer than three months but less than one year have been classified as cash equivalents and short-term investments, respectively, in the consolidated balance sheets. The fair value of the Group’s time deposits is determined based on the prevailing interest rates in the market, which have been categorized as Level 2 in the fair value hierarchy. As of December 31, 2020 and 2021, the fair value of time deposits classified as cash equivalents and short-term investments amounted to RMB36,473 million and RMB39,282 million, respectively. As of December 31, 2020 and 2021, time deposits with original maturities of more than one year with the fair value of RMB5,073 million and RMB5,427 million, respectively, have been classified as other non-current
assets in the consolidated balance sheets.

The carrying value of time deposits approximates to fair value.
Held-to-maturity
debt securities. Wealth management products that the Group has positive intent and ability to hold to maturity are accounted for as held-to-maturity
debt securities, classified as short-term investments in the consolidated balance sheets. The fair value of the Group’s held-to-maturity
debt securities is determined based on the prevailing interest rates in the market, which have been categorized as Level 2 in the fair value hierarchy. As of December 31, 2020 and 2021, the fair value of held-to-maturity
debt securities amounted to RMB17,470 million and RMB3,008 million, respectively.

The carrying value of held-to-maturity debt securities approximates to fair value.
Unsecured senior notes. The Group determines the fair value of its unsecured senior notes using quoted prices in less active markets, and accordingly the Group categorizes the unsecured senior notes as Level 2 in the fair value hierarchy. As of December 31, 2020 and 2021, the fair value of unsecured senior notes amounted to RMB14,008 million and RMB10,020 million, respectively.
Short-term receivables and payables. Accounts receivable, loan receivables and prepayments and other current assets are financial assets with carrying values that approximate to fair value due to their short-term nature. Accounts payable, accrued expenses and other current liabilities and advance from customers (exclude contract liabilities), are financial liabilities with carrying values that approximate to fair value due to their short-term nature. The Group classifies the valuation techniques that use these inputs as Level 2 in the fair value hierarchy.
Short-term debts and long-term borrowings. Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The carrying value of short-term debts and long-term borrowings approximates to fair value. The Group classifies the valuation techniques that use these inputs as Level 2 in the fair value hierarchy.
Assets and liabilities measured at fair value on a nonrecurring basis
Goodwill. The inputs used to measure the estimated fair value of goodwill are classified as Level 3 in the fair value hierarchy due to the significance of unobservable inputs using company-specific information.
Investment in equity investees. Investments in privately held companies and publicly traded companies included in investment in equity investees in the consolidated balance sheets are reviewed periodically for impairment using fair value measurement. The primary factors that the Group considers include the duration and severity that the fair value of the investment is below its carrying value; post-balance sheet date fair value of the investment; the financial condition, operating performance, strategic collaboration with and the prospects of the investee; the economic or technological environment in which the investee operates; and other entity specific information such as recent financing rounds completed by the investee companies. The investments in privately held companies without readily determinable fair value were measured using significant unobservable inputs (Level 3) as of December 31, 2020 and 2021, and the impairment charges of RMB1,612 million, RMB202 million and RMB119 million were recorded in others, net in the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31,
2020 and
2021, the accumulated impairment of the Group’s
investments in privately held companies under the
Measurement Alternative was RMB2,660
million and RMB2,779
million
, respectively
. The valuation methodology used to estimate the fair value of investments in publicly traded companies
(Level 1)
and associated impairment charges are discussed in Note 8 —“Investment in equity investees”.